Inventories - Additional Information (Details) - Cost of Sales - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Cost of inventories recognised as expense during period	€ 49,092	€ 21,243	€ 9,368
Inventory write-down	€ 627	€ 651	€ 870